Share-Based Payments - Outstanding warrants (Details) - Warrants	1 Months Ended	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments kr / shares	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments kr / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments kr / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2023 Options	Dec. 31, 2022 Options	Dec. 31, 2021 Options
Share-Based Payments
Number of warrants outstanding	2,732,618	2,738,473	2,738,473	2,743,093	2,743,093	2,732,618	2,732,618	2,228,076	2,738,473	2,743,093	2,732,618
Average exercise price per warrant | (per share)	$ 5.38		$ 1.02		$ 2.24	kr 1
Remaining term to maturity		10 years	10 years	11 years	11 years	13 years	13 years	15 years
Warrants exercisable	2,072,122	2,007,123	2,007,123	1,988,106	1,988,106	2,072,122	2,072,122		2,007,123	1,988,106	2,732,618
Grant December 2016
Share-Based Payments
Per warrant average grant date fair value		kr 20.91		kr 20.91		kr 20.91
Number of warrants outstanding | Options									318,192	437,114	701,356
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		13 years	13 years	14 years	14 years	15 years	15 years
Grant September 2017
Share-Based Payments
Per warrant average grant date fair value		kr 28.71		kr 28.71		kr 28.71
Number of warrants outstanding | Options									467,184	617,184	617,184
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		13 years	13 years	14 years	14 years	15 years	15 years
Grant December 2017
Share-Based Payments
Per warrant average grant date fair value		kr 28.71		kr 28.71		kr 28.71
Number of warrants outstanding | Options									92,673	122,040	122,040
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		13 years	13 years	14 years	14 years	15 years	15 years
Granted during 2018
Share-Based Payments
Per warrant average grant date fair value		kr 37.05		kr 37.05		kr 37.05
Number of warrants outstanding | Options									163,116	170,496	174,564
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		13 years	13 years	14 years	14 years	15 years	15 years
Grant February 2019
Share-Based Payments
Per warrant average grant date fair value		kr 42.57		kr 42.57		kr 42.57
Number of warrants outstanding | Options									7,956	7,956	7,956
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		13 years	13 years	14 years	14 years	15 years	15 years
Grant September 2019
Share-Based Payments
Per warrant average grant date fair value		kr 56.35		kr 56.35		kr 56.35
Number of warrants outstanding | Options									54,000	54,000	54,000
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		13 years	13 years	14 years	14 years	15 years	15 years
Grant October 2019
Share-Based Payments
Per warrant average grant date fair value		kr 56.97		kr 56.97		kr 56.97
Number of warrants outstanding | Options									112,995	150,660	150,660
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		13 years	13 years	14 years	14 years	15 years	15 years
Grant December 2020
Share-Based Payments
Per warrant average grant date fair value		kr 56.75		kr 56.75		kr 56.75
Number of warrants outstanding | Options									175,567	193,064	317,457
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		8 years	8 years	9 years	9 years	10 years	10 years
Grant April 2021
Share-Based Payments
Per warrant average grant date fair value		kr 45.31		kr 45.31		kr 45.31
Number of warrants outstanding | Options									1,655	1,655	1,655
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		8 years	8 years	9 years	9 years	10 years	10 years
Grant June 2021
Share-Based Payments
Per warrant average grant date fair value		kr 40.86		kr 40.86		kr 40.86
Number of warrants outstanding | Options									62,147	62,147	62,147
Average exercise price per warrant		kr 1		kr 1		kr 1
Remaining term to maturity		8 years	8 years	9 years	9 years	10 years	10 years
Grant December 2021
Share-Based Payments
Per warrant average grant date fair value		kr 19.22		kr 19.22		kr 19.22
Number of warrants outstanding | Options									422,451	435,165	523,599
Average exercise price per warrant | $ / shares			$ 5.38		$ 5.38		$ 5.38
Remaining term to maturity		8 years	8 years	9 years	9 years	10 years	10 years
Grant March 2022
Share-Based Payments
Per warrant average grant date fair value		kr 13.46		kr 13.46
Number of warrants outstanding | Options									30,560	35,000
Average exercise price per warrant | $ / shares			$ 2.96		$ 2.96
Remaining term to maturity		8 years	8 years	9 years	9 years
Grant June 2022
Share-Based Payments
Per warrant average grant date fair value		kr 8.85		kr 8.85
Number of warrants outstanding | Options									5,004	10,000
Average exercise price per warrant | $ / shares			$ 1.83		$ 1.83
Remaining term to maturity		8 years	8 years	9 years	9 years
Grant June 2022, First
Share-Based Payments
Per warrant average grant date fair value		kr 8.85		kr 8.85
Number of warrants outstanding | Options									4,448	10,000
Average exercise price per warrant | $ / shares			$ 1.83		$ 1.83
Remaining term to maturity		8 years	8 years	9 years	9 years
Grant June 2022, Second
Share-Based Payments
Per warrant average grant date fair value		kr 8.85		kr 8.85
Number of warrants outstanding | Options									45,000	45,000
Average exercise price per warrant | $ / shares			$ 1.83		$ 1.83
Remaining term to maturity		8 years	8 years	9 years	9 years
Grant September 2022
Share-Based Payments
Per warrant average grant date fair value		kr 10.46		kr 10.46
Number of warrants outstanding | Options									7,529	11,000
Average exercise price per warrant | $ / shares			$ 2.42		$ 2.42
Remaining term to maturity		8 years	8 years	9 years	9 years
Grant December 2022
Share-Based Payments
Per warrant average grant date fair value		kr 10.95		kr 10.95
Number of warrants outstanding | Options									15,279	50,000
Average exercise price per warrant | $ / shares			$ 2.23		$ 2.23
Remaining term to maturity		8 years	8 years	9 years	9 years
Grant December 2022, First
Share-Based Payments
Per warrant average grant date fair value		kr 10.95		kr 10.95
Number of warrants outstanding | Options									293,602	330,612
Average exercise price per warrant | $ / shares			$ 2.23		$ 2.23
Remaining term to maturity		8 years	8 years	9 years	9 years
Grant January 2023
Share-Based Payments
Per warrant average grant date fair value		kr 9.17
Number of warrants outstanding | Options									10,000
Average exercise price per warrant | $ / shares			$ 1.94
Remaining term to maturity		8 years	8 years
Grant September 2023
Share-Based Payments
Per warrant average grant date fair value		kr 4.27
Number of warrants outstanding | Options									100,000
Average exercise price per warrant | $ / shares			$ 1.02
Remaining term to maturity		8 years	8 years
Grant September 2023 First
Share-Based Payments
Per warrant average grant date fair value		kr 2.57
Number of warrants outstanding | Options									50,000
Average exercise price per warrant | $ / shares			$ 1.50
Remaining term to maturity		3 years	3 years
Grant December 2023
Share-Based Payments
Per warrant average grant date fair value		kr 3.61
Number of warrants outstanding | Options									299,115
Average exercise price per warrant | $ / shares			$ 0.75
Remaining term to maturity		8 years	8 years